Disclosure on Individual Items of the Consolidated Financial Statements (Details)						1 Months Ended	6 Months Ended			12 Months Ended
	May 28, 2026 $ / shares shares	May 08, 2026 $ / shares shares	Apr. 09, 2026 USD ($) $ / shares shares	Apr. 02, 2026 USD ($)	Dec. 31, 2025 EUR (€) shares	Apr. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€) $ / shares shares	Jun. 30, 2026 USD ($) shares	Feb. 25, 2026 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure on individual items of the consolidated financial statements [Line Items]
Write-downs of inventories							€ 27,188,000			€ 27,188,000
Warrant liabilities							€ 28,898,000
Share issued (in Shares) | shares							40,859					40,859
Rental income, operating					€ 137,000		€ 137,000
Public warrants (in Shares) | shares							5,212,904	5,212,904	2,468,837
Capital reserves					332,907,000		€ 494,310,000			332,907,000	€ 332,907,000
Gross proceeds							4,794,000		€ 22,181,000
Increase in capital reserves							7,852,000		€ 34,168,000
Warrant liabilities					43,550,000		€ 5,688,000			43,550,000	€ 43,550,000
Nominal amount | $												$ 2,580,000
Aggregate shares | shares	11,324,000	11,324,000
Exercise of Ordinary Shares | $ / shares	$ 1	$ 1
Shares exercised | shares	3,000,000	6,324,000					2,000,000					2,000,000
Share Subscription							€ 7,853,000
Gross cash proceeds							7,947,000	$ 9,324,000
Increase of share capital							€ 798,000
Price per Warrant | $ / shares											€ 1,150
Warrants relating to shareholder loans were exercised | shares			5,172,045				5,172,045	5,172,045
Consideration paid (received)						€ 12,500,000
Partial payment							€ 4,245,000	$ 5,000,000
Trade and other payables					20,865,000		22,012,000			20,865,000	€ 20,865,000
Other payables							6,490					$ 7,557
Capital reserve [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share Subscription							100,319,000	$ 117,328,000
Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest expense							€ 786,000			19,332,000
Lender Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares							100,000					100,000
Top of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate													16.00%
Warrants exercise price | $ / shares			$ 6.2
Nominal amount													€ 32,500,000
Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate													10.00%
Warrants exercise price | $ / shares			$ 1
Nominal amount													€ 5,000,000
ADSE [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Write-downs of inventories							€ 0
Nominal amount							9,780,000
Charge box (CBX) [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount							5,687,000
Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Capital reserves							52,179,000
Loans and borrowings amount					5,006,000					5,006,000	5,006,000
Interest payable					€ 5,000		17,000			€ 5,000	€ 5,000
Nominal amount							€ 15,863,000
Public Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares					40,859		5,006,836			40,859	40,859	5,006,836
Public warrants (in Shares) | shares									922,195
Capital reserves									€ 7,011,000
Warrant liabilities					€ 8,173,000					€ 8,173,000	€ 8,173,000
Private Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares							2,773,255					2,773,255
One Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount | $												$ 25,000,000		$ 500,000
One Shareholder Loans [Member] | Top of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate							11.00%					11.00%
One Shareholder Loans [Member] | Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate							10.00%					10.00%
Lucerne Master Fund [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Shares issued | shares			5,105,379
Consideration paid (received) | $				$ 12,557,000
Lucerne Master Fund [Member] | Securities Purchase Agreements [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Consideration paid (received) | $				$ 12,500,000
Lucerne Special Opportunity Fund [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Shares issued | shares			66,666
Germany [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenues generated							61.80%	61.80%	67.10%
Ordinary shares [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Shares issued | shares			5,172,045
Warrants [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrant liabilities							€ 13,794,000		€ 24,909,000
Lucerne Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Gross proceeds | $			$ 5,172,000
Ayrton Anson Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Partial payment							4,245,000	$ 5,000,000
Trade and other payables							€ 6,490,000					$ 7,557,000
Warrants were cancelled | shares							742,924	742,924
Warrants were outstanding | shares							1,084,360	1,084,360